Long Term Debt - Summary of Aggregate Maturities of Long Term Debt (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Debt Disclosure [Abstract]
2020	₨ 7,277,068	$ 105,221
2021	4,560,982	65,948
2022	2,944,433	42,574
2023	36,088,821	521,816
2024	1,431,288	20,695
Thereafter	17,480,746	252,758
Total: aggregate maturities of long-term debt	69,783,338	1,009,012
Less: carrying value of unamortized debt financing costs	(835,940)	(12,086)
Total debt	68,947,398	996,926	₨ 53,108,823
Less: current portion of long-term debt	(7,288,995)	(105,393)	(873,883)
Long-term debt	₨ 61,658,403	$ 891,533	₨ 52,234,940